SCHEDULE OF FOREIGN CURRENCY EXCHANGE RATES (Details)	Sep. 30, 2025	Sep. 30, 2024
Year-end $: HK$ exchange rate[Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate	7.7809	7.7693
Year average $: HK$ exchange rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate	7.7948	7.8084